Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 2,349		$ 2,864
Others	1,779		1,656
Prepayments	4,128		4,520
Prepaid rents	566		652
Others	1,764		1,654
Current prepayments	2,330	$ 84	2,306
Prepaid rents	1,783		2,212
Others	15		2
Noncurrent prepayments	$ 1,798	$ 65	$ 2,214